Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Strategic California Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Agency 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Certificates
Series ML10 Class ACA (FHLMC)
06/25/2038	2.046%	2,440,208	1,785,266
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,527,092)			1,785,266

Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.6%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	4.550%	2,500,000	2,500,000
Total Floating Rate Notes (Cost $2,500,000)			2,500,000

Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.1%
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2037	5.000%	1,630,000	1,790,771
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,530,277
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,124,835
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,031,280
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,330,991
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	3,000,000	3,013,110
Total			11,821,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 8.8%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,089,256
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,027,490
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,200,000	1,743,147
California Infrastructure & Economic Development Bank(d),(e)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	19,500,000	1,043,741
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	813,791
06/15/2049	5.000%	1,400,000	1,242,254
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,600,000	1,604,755
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,333,814
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	660,529
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,059,914
07/01/2045	5.000%	1,705,000	1,711,340
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	3,848,564
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	708,938
06/01/2061	4.000%	2,890,000	1,935,689
2	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,534,400
Series 2018
08/01/2048	5.000%	1,750,000	1,728,419
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,714,238
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,005,942
Series 2015A
07/01/2045	5.000%	1,000,000	1,007,536
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	846,665
Total			33,660,422
Higher Education 4.8%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,361,990
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,058,826
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,541,571
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,173,791
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,012,024
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,404,154
11/01/2043	5.875%	1,875,000	1,877,689
Total			18,430,045
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 14.6%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	2,000,000	2,031,864
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	4,208,413
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	7,644,418
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,115,577
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	6,901,193
Subordinated Series 2020A-2
11/01/2051	4.000%	3,195,000	3,073,395
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2047	5.000%	2,000,000	2,041,454
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	3,730,656
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,008,543
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,584,110
Adventist Health System West
Series 2015
03/01/2035	5.000%	1,850,000	1,907,319
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	487,386
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,687,277

Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,000,957
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,699,073
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,358,370
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	429,984
Total			55,909,989
Human Service Provider 1.5%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,080,167
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,595,213
Total			5,675,380
Local Appropriation 0.6%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	295,000	295,246
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,012,701
Total			2,307,947
Local General Obligation 13.2%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	836,491
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,218,863
Series 2021B
08/01/2046	3.000%	3,175,000	2,526,049
08/01/2050	2.375%	3,000,000	1,986,671
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,128,615
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	336,337
08/01/2035	0.000%	660,000	422,208
08/01/2036	0.000%	1,000,000	605,332
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	975,714
08/01/2043	0.000%	7,250,000	3,010,939
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,595,942
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,282,554
08/01/2030	0.000%	1,000,000	735,894
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	1,160,000	1,185,277
El Monte Union High School District(e)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,011,472
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,872,424
Glendale Community College District(e)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	626,821
02/01/2045	0.000%	1,250,000	492,876

4	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,047,931
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,957,799
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,557,659
08/01/2033	0.000%	2,000,000	1,403,411
Mount San Antonio Community College District(e)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	2,984,670
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	699,641
08/01/2034	0.000%	1,610,000	1,087,695
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,831,982
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,270,027
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,155,994
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,537,750
Total			50,385,038
Multi-Family 11.8%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,550,663
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,218,072
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	4,397,525	4,117,549
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	920,958
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,253,371
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,530,562
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,003,202
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,341,070
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	3,000,000	2,420,646
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	2,000,000	1,644,333
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,697,608
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,329,887
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,320,639
12/01/2056	4.000%	1,000,000	699,977
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,170,769

Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,376,357
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,447,367
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,358,945
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,382,941
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,363,889
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	991,875
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,446,645
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,464,536
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,224,089
Total			45,275,950
Municipal Power 2.9%
Guam Power Authority(f)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	3,000,000	3,083,609
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	731,963
Series 2012A
07/01/2042	0.000%	4,250,000	1,583,125
Sacramento Municipal Utility District
Revenue Bonds
Green Bonds
Series 2023K
08/15/2053	5.000%	5,000,000	5,540,550
Total			10,939,247
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.4%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,025,955
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
11/25/2033	3.350%	3,769,408	3,428,340
Total			5,454,295
Ports 0.5%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	2,000,000	2,013,719
Prepaid Gas 1.7%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	4,000,000	4,196,106
12/01/2053	5.000%	1,000,000	1,043,428
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,236,866
Total			6,476,400
Refunded / Escrowed 1.2%
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,062,424
07/01/2046	6.375%	155,000	163,105
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	150,000	155,472
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	60,000	60,006
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,367,120
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	684,995

6	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside Community College District(e)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	446,139
08/01/2031	0.000%	1,000,000	705,764
Total			4,645,025
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 4.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,645,329
07/01/2044	5.000%	700,000	717,688
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,336,963
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,851,639
10/01/2049	4.000%	2,500,000	2,274,101
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2046	5.000%	1,000,000	899,588
11/15/2056	5.000%	1,000,000	864,212
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,171,350
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,617,395
Series 2021
04/01/2046	3.000%	1,000,000	739,463
04/01/2051	3.000%	1,250,000	875,751
Total			17,993,479
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 3.7%
Commonwealth of Puerto Rico(e),(f)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,945,522	994,648
Subordinated Series 2022
11/01/2043	0.000%	876,694	449,306
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	27,900,000	7,958,405
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	4,866,317
Total			14,268,676
Special Non Property Tax 0.1%
Puerto Rico Highway & Transportation Authority(e),(f)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	198,983	126,573
Series 2022C
07/01/2053	0.000%	340,377	213,585
Total			340,158
Special Property Tax 7.6%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,035,000	1,037,949
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	480,000	481,349
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,553,397
09/01/2036	5.000%	2,435,000	2,519,957
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	951,815
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	754,613
09/01/2051	4.000%	865,000	743,138

Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	756,591
09/01/2044	5.000%	2,525,000	2,541,261
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,506,083
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	905,000	926,588
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,017,119
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	970,511
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2040	4.000%	685,000	638,708
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,010,010
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,018,255
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,395,000	1,452,258
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,099,162
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,019,874
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,254,479
Total			29,253,117
State Appropriated 1.3%
California State Public Works Board
Revenue Bonds
Series 2014B
10/01/2039	5.000%	1,000,000	1,017,948
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	3,959,602
Total			4,977,550
State General Obligation 2.2%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,150,307
Unlimited General Obligation Refunding Bonds
Series 2022
04/01/2042	5.000%	1,000,000	1,121,622
Series 2023
10/01/2050	4.000%	4,000,000	3,987,420
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			8,261,354
Tobacco 3.6%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,027,320
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,182,197
Golden State Tobacco Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	4,292,400

8	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Securitization Authority of Northern California(e)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	757,534
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	2,000,000	2,050,511
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,304,122
Total			13,614,084
Turnpike / Bridge / Toll Road 3.2%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,493,035
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,231,467
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,450,514
06/01/2033	0.000%	2,940,000	1,993,105
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,004,690
Total			12,172,811
Water & Sewer 5.3%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,289,187
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,070,962
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2052	5.000%	2,000,000	2,189,874
Metropolitan Water District of Southern California
Revenue Bonds
Series 2023A
04/01/2053	5.000%	10,000,000	11,124,691
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(f)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	1,425,000	1,405,355
Total			20,080,069
Total Municipal Bonds (Cost $420,774,873)			374,010,919

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.579%(h)	86,668	86,660
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(h)	548,841	548,841
Total Money Market Funds (Cost $635,501)		635,501
Total Investments in Securities (Cost: $426,437,466)		378,931,686
Other Assets & Liabilities, Net		3,404,415
Net Assets		382,336,101

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $77,766,826, which represents 20.34% of total net assets.
(e)	Zero coupon bond.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2023, the total value of these securities amounted to $21,412,886, which represents 5.60% of total net assets.
(g)	Represents a security in default.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Strategic California Municipal Income Fund | Third Quarter Report 2023

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